Debt - Fair Value of Senior Secured Notes Based on Quoted Market Prices (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Carrying amount, net	$ 209,690	$ 209,619
Senior Secured Term Loan [Member]
Debt Instrument [Line Items]
Carrying amount, net	210,000	210,000
Fair value	$ 222,600	$ 228,375